Employment Benefits	12 Months Ended
Dec. 31, 2025
Employment Benefits [Abstract]
Employment benefits

30. Employment benefits

Defined contribution plan

All permanent employees are members of defined contributions plans administered by either the National Industrial Council for the Mining Industry of Zimbabwe or the Old Mutual staff pension fund. Contributions are at the rate of 12% and 16% of pensionable emoluments of which employees pay 5% and 6.5% respectively. The cost of pension contributions during the year is made up as follows:

	2025	2024
Contributions for the year	$689	$643

National Social Security Scheme

A subsidiary of the Group, Bulawayo Gold Zimbabwe (Private) Limited, makes contributions to the National Social Security Scheme, a defined benefit pension scheme promulgated under the National Social Security Act of 1989. The Group’s obligation under the scheme is limited to specific contributions legislated from time to time:

	2025	2024
Contributions for the year	$288	$221

In the fourth quarter of 2025, the Group hired new employees in the United States who participate in a defined contribution 401(k) retirement plan, under which the Company contributes 4% of base salary; employer contributions ($6k) are recognized as an expense as incurred, with no further obligation beyond the agreed contributions